Related Party Transactions - Summary of Due From Related Party (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transactions
Amounts due from related party			¥ 253
Amounts due to related party	¥ 2,430	$ 334
Related Party | Hainan Huiliu
Related Party Transactions
Amounts due from related party			¥ 253
Amounts due to related party	¥ 2,430	$ 334